Investment in joint venture (Tables)	12 Months Ended
Dec. 31, 2013
Investment in joint venture [Abstract]
Schedule of Investment in Joint Venture

As of December 31, 2012 and 2013, investment in joint venture consisted of the following:

Joint venture	Initial Cost	Ownership	December 31, 2012	December 31, 2013
	US$		US$	US$
Shaanxi Zhongmao	6,064,557	51%	-	5,945,471